    As filed with the Securities and Exchange Commission on August 29, 2008

                                                 File Nos. 333-47016; 811-08475

================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-4


  Registration Statement Under The Securities Act
                      of 1933                                               [X]
                          Pre-Effective Amendment
                          No.                                               [_]
                          Post-Effective
                          Amendment No. 33                                  [X]

                      and/or

    Registration Statement Under the Investment
                Company Act of 1940                                         [X]
                 Amendment No. 96                                           [X]
         (Check Appropriate Box or Boxes)


                Genworth Life of New York VA Separate Account 1
                          (Exact Name of Registrant)

                  Genworth Life Insurance Company of New York
                              (Name of Depositor)

             666 Third Avenue, 9th Floor, New York, New York 10017 (Address of Depositor's Principal Executive Office, Zip Code)

                                (804) 281-6000
              (Depositor's Telephone Number, Including Area Code)

                             Heather Harker, Esq.
                 Vice President and Associate General Counsel
                  Genworth Life Insurance Company of New York
                             6610 W. Broad Street
                           Richmond, Virginia 23230
               (Name and Complete Address of Agent for Service)

          -----------------------------------------------------------

Approximate Date of Proposed Public Offering: Upon the effective date of this Post-Effective Amendment to the Registration Statement.

It is proposed that this filing will become effective (check appropriate box)

[X] immediately upon filing pursuant to paragraph (b) of Rule 485

[_] on [date] pursuant to paragraph (b) of Rule 485

[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[_] on [date] pursuant to paragraph (a)(1) of Rule 485

If appropriate check the following box:

[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Flexible Premium Variable Deferred Annuity Contracts

================================================================================

                     SUPPLEMENT DATED SEPTEMBER 8, 2008 TO

                       PROSPECTUS DATED MAY 1, 2008 FOR

         FLEXIBLE PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE INSURANCE COMPANY OF NEW YORK

                                  THROUGH ITS

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.



A. Asset Allocation Program -- Update to the Asset Allocation Models

The "Asset Allocation Program" section of the contract prospectus is revised to reflect that new Asset Allocation Models are available and effective on September 8, 2008. If you purchased your contract prior to September 8, 2008, and you are participating in a Model, you will remain in that Model as it was previously constituted until the earlier of October 24, 2008, or the Valuation Day we receive instructions from you to participate in the updated Model. On that date, we will reallocate your Contract Value in accordance with any changes to the Model you have selected. The new Asset Allocation Models, including the Build Your Own Asset Allocation Model, are provided in the tables below. The prospectus is revised accordingly.



19781CBNY SUPPA 09/08/08

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS



                                                             Portfolios                                  Model A Model B Model C
---------------------------------------------------------------------------------------------------------------------------------
Equities
---------------------------------------------------------------------------------------------------------------------------------
Large Cap Growth             Fidelity VIP Contrafund(R) Portfolio -- Service Class 2                        2%      4%      5%
                             ----------------------------------------------------------------------------------------------------
                             JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1                  2%      4%      5%
---------------------------------------------------------------------------------------------------------------------------------
Large Cap Value              AllianceBernstein Growth and Income Portfolio -- Class B                       2%      3%      5%
                             ----------------------------------------------------------------------------------------------------
                             Fidelity VIP Equity-Income Portfolio -- Service Class 2                        1%      3%      4%
---------------------------------------------------------------------------------------------------------------------------------
Large Cap Core               JPMorgan Insurance Trust Diversified Equity Portfolio -- Class 1               2%      3%      5%
                             ----------------------------------------------------------------------------------------------------
                             JPMorgan Insurance Trust Equity Index Portfolio -- Class 1                     1%      3%      4%
---------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth               JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio -- Class 1       1%      1%      2%
---------------------------------------------------------------------------------------------------------------------------------
Mid Cap Core                 JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1                 1%      1%      2%
---------------------------------------------------------------------------------------------------------------------------------
Small Cap Core               Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                    0%      1%      2%
---------------------------------------------------------------------------------------------------------------------------------
Global Equity                Franklin Templeton VIP Templeton Growth Securities Fund -- Class 2 Shares      2%      4%      6%
---------------------------------------------------------------------------------------------------------------------------------
Global REITs                 AIM V.I. Global Real Estate Fund -- Series II shares                           0%      1%      2%
---------------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Growth     American Century VP International Fund -- Class I                              3%      6%      9%
---------------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Value      Franklin Templeton VIP Templeton Foreign Securities Fund -- Class 2 Shares     3%      6%      9%
---------------------------------------------------------------------------------------------------------------------------------

    Total % Equities                                                                                       20%     40%     60%
---------------------------------------------------------------------------------------------------------------------------------

Fixed Income
---------------------------------------------------------------------------------------------------------------------------------
Medium Duration              JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                       10%      7%      5%
                             ----------------------------------------------------------------------------------------------------
                             JPMorgan Insurance Trust Government Bond Portfolio -- Class 1                 10%      8%      5%
---------------------------------------------------------------------------------------------------------------------------------
Short Duration               PIMCO VIT Low Duration Portfolio -- Administrative Class Shares               32%     24%     16%
---------------------------------------------------------------------------------------------------------------------------------
TIPS                         American Century VP Inflation Protection Fund -- Class II                     16%     12%      8%
---------------------------------------------------------------------------------------------------------------------------------
Domestic High Yield          PIMCO VIT High Yield Portfolio -- Administrative Class Shares                  4%      3%      2%
---------------------------------------------------------------------------------------------------------------------------------
Bank Loans                   Eaton Vance VT Floating-Rate Income Fund                                       4%      3%      2%
---------------------------------------------------------------------------------------------------------------------------------
Global Bonds                 MFS(R) VIT Strategic Income Series -- Service Class Shares                     4%      3%      2%
---------------------------------------------------------------------------------------------------------------------------------

    Total % Fixed Income                                                                                   80%     60%     40%
---------------------------------------------------------------------------------------------------------------------------------


                                Portfolios                                  Model D Model E
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio -- Service Class 2                        7%      9%
-------------------------------------------------------------------------------------------
JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1                  7%      9%
-------------------------------------------------------------------------------------------
AllianceBernstein Growth and Income Portfolio -- Class B                       6%      8%
-------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio -- Service Class 2                        6%      7%
-------------------------------------------------------------------------------------------
JPMorgan Insurance Trust Diversified Equity Portfolio -- Class 1               7%      8%
-------------------------------------------------------------------------------------------
JPMorgan Insurance Trust Equity Index Portfolio -- Class 1                     6%      7%
-------------------------------------------------------------------------------------------
JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio -- Class 1       2%      3%
-------------------------------------------------------------------------------------------
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1                 2%      3%
-------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                    2%      3%
-------------------------------------------------------------------------------------------
Franklin Templeton VIP Templeton Growth Securities Fund -- Class 2 Shares      8%     10%
-------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Fund -- Series II shares                           3%      3%
-------------------------------------------------------------------------------------------
American Century VP International Fund -- Class I                             12%     15%
-------------------------------------------------------------------------------------------
Franklin Templeton VIP Templeton Foreign Securities Fund -- Class 2 Shares    12%     15%
-------------------------------------------------------------------------------------------

                                                                              80%    100%
-------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------
JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                        2%      0%
-------------------------------------------------------------------------------------------
JPMorgan Insurance Trust Government Bond Portfolio -- Class 1                  3%      0%
-------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio -- Administrative Class Shares                8%      0%
-------------------------------------------------------------------------------------------
American Century VP Inflation Protection Fund -- Class II                      4%      0%
-------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio -- Administrative Class Shares                  1%      0%
-------------------------------------------------------------------------------------------
Eaton Vance VT Floating-Rate Income Fund                                       1%      0%
-------------------------------------------------------------------------------------------
MFS(R) VIT Strategic Income Series -- Service Class Shares                     1%      0%
-------------------------------------------------------------------------------------------

                                                                              20%      0%
-------------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS
                     BUILD YOUR OWN ASSET ALLOCATION MODEL



Core Asset Class                                                                                          Fixed Income Asset
(20% to 80%)                                                     Specialty Asset Class (0% to 20%)        Class (20% to 60%)
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Large Cap Growth Fund -- Series I shares             AIM V.I. Capital Appreciation Fund --    JPMorgan Insurance Trust
AllianceBernstein Balanced Wealth Strategy Portfolio --        Series I shares                          Core Bond Portfolio --
 Class B                                                      AIM V.I. Global Real Estate Fund --       Class 1
American Century VP Income & Growth Fund -- Class I            Series II shares                        JPMorgan Insurance Trust
American Century VP Value Fund -- Class I                     AllianceBernstein Global Technology       Government Bond
The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial   Portfolio -- Class B                     Portfolio -- Class 1
 Shares                                                       American Century VP Inflation            PIMCO VIT Low Duration
DWS Dreman High Return Equity VIP -- Class B Shares            Protection Fund -- Class II              Portfolio --
Fidelity VIP Contrafund(R) Portfolio -- Service Class 2       American Century VP International Fund    Administrative Class
Fidelity VIP Equity-Income Portfolio -- Service Class 2        -- Class I                               Shares
Franklin Templeton VIP Founding Funds Allocation Fund --      American Century VP Ultra(R) Fund --
 Class 2 Shares                                                Class I
Franklin Templeton VIP Franklin Income Securities Fund --     Dreyfus Investment Portfolios -- MidCap
 Class 2 Shares                                                Stock Portfolio -- Initial Shares
Franklin Templeton VIP Large Cap Growth Securities Fund --    DWS Dreman Small Mid Cap Value VIP --
 Class 2 Shares                                                Class B Shares
Franklin Templeton VIP Mutual Shares Securities Fund --       DWS Technology VIP -- Class B Shares
 Class 2 Shares                                               Eaton Vance VT Floating-Rate Income Fund
Franklin Templeton VIP Templeton Foreign Securities Fund --   Fidelity VIP Mid Cap Portfolio --
 Class 2 Shares                                                Service Class 2
Franklin Templeton VIP Templeton Global Asset Allocation      JPMorgan Insurance Trust Diversified
 Fund -- Class 2 Shares                                        Mid Cap Growth Portfolio -- Class 1
Franklin Templeton VIP Templeton Growth Securities Fund --    JPMorgan Insurance Trust Intrepid Mid
 Class 2 Shares                                                Cap Portfolio -- Class 1
GE Investments Funds Total Return Fund -- Class 3 Shares      MFS(R) VIT Strategic Income Series --
JPMorgan Insurance Trust Balanced Portfolio -- Class 1         Service Class Shares
JPMorgan Insurance Trust Diversified Equity Portfolio --      Oppenheimer Main Street Small Cap
 Class 1                                                       Fund/VA -- Service Shares
JPMorgan Insurance Trust Equity Index Portfolio -- Class 1    PIMCO VIT High Yield Portfolio --
JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1   Administrative Class Shares
MFS(R) VIT Total Return Series -- Service Class Shares
Oppenheimer Capital Appreciation Fund/VA -- Service Shares
Oppenheimer Main Street Fund/VA -- Service Shares

B. Qualified Retirement Plans

The following disclosure is added as a new subsection in the "Tax Matters" provision of the prospectus under the heading "Qualified Retirement Plans." The disclosure is provided in connection with certain Code requirements applicable to IRAs and certain requirements applicable to Qualified Contracts covered by ERISA.

   Disclosure Pursuant to Code and ERISA Requirements

   The ongoing fees and expenses of the contracts and the charges you may pay when you surrender or take withdrawals from your contract, as well as the range of fees and expenses of the Portfolios that you will pay indirectly when your assets are allocated to the Portfolios, are discussed above in the "Fee Tables" provision of the prospectus. More detail concerning each Portfolio's fees and expenses is included in the prospectus for each Portfolio.

   GFWM, the investment adviser under the Asset Allocation Program, is an affiliate of the Company. There is no direct fee for participation in the Asset Allocation Program, and GFWM receives no compensation for its asset allocation services. However, the Company may receive fees from the investment adviser or distributor of a Portfolio for certain administrative and other services we provide to you or to the Portfolio relating to the allocation of your assets to the Portfolio, and the amount of these fees may vary from Portfolio to Portfolio. Furthermore, the Company or our affiliate Capital Brokerage Corporation may receive Rule 12b-1 fees in varying amounts from the Portfolios or their distributors for distribution and related services. Additional information on the fees payable to the Company and Capital Brokerage Corporation by the Portfolios and their advisers and distributors, including the range of such fees, is included in the "Subaccounts" provision of the prospectus. Additional information regarding the Asset Allocation Program and the potential conflicts of interest to which GFWM is subject is included in the "Asset Allocation Program" provision of the prospectus.

   When you purchase a contract through a broker-dealer, the broker-dealer is paid a commission and may be paid a separate marketing allowance. The maximum aggregate amount of such compensation is 9.6% of a contract owner's aggregate purchase payments. The broker-dealer firm generally pays a portion of such commission to its representative who assisted you with the purchase, and that amount will vary depending on the broker-dealer and the individual representative. One broker-dealer offering the contracts, Genworth Financial Services Corporation, is an affiliate of the Company. The Company has no agreement with any broker-dealer and any representative of a broker-dealer that limits the insurance and investment products or other securities they offer to those issued by the Company.

   By signing the application for the contract, you acknowledge receipt of these disclosures and approve the purchase of the contract, the Asset Allocation Program, and the investments made pursuant to the Asset Allocation Program.

Part A and Part B of Post-Effective Amendment No. 31 to the Registration Statement, which was filed with the Securities and Exchange Commission on April 29, 2008, are incorporated by reference into this Post-Effective Amendment No. 33 to the Registration Statement.


                                    PART C

                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

   (a) Financial Statements

   All required financial statements are included in Part B of this Registration Statement.

   (b) Exhibits

 (1)(a) Resolution of Board of Directors of GE Capital Life Assurance Company of New York ("GE Capital Life") authorizing the establishment of the GE Capital Life Separate Account II (the "Separate Account").
           Previously filed on September 10, 1997 with initial filing to Form
           N-4 for GE Capital Life Separate Account II, Registration
           No. 333-39955.

 (1)(b)    Resolution of the Board of Directors of GE Capital Life Assurance
           Company of New York authorizing the change in name of GE Capital Life
           Assurance Company of New York to Genworth Life Insurance Company of
           New York. Previously filed on January 3, 2006 with Post-Effective
           Amendment No. 22 to Form N-4 for Genworth Life of New York VA
           Separate Account 1, Registration No. 333-47016.

 (1)(c)    Resolution of the Board of Directors of GE Capital Life Assurance
           Company of New York authorizing the change in name GE Capital Life
           Separate Account II to Genworth Life of New York VA Separate Account
           1. Previously filed on January 3, 2006 with Post-Effective Amendment
           No. 22 to Form N-4 for Genworth Life of New York VA Separate Account
           1, Registration No. 333-47016.

 (2)       Not Applicable.

 (3)       Underwriting Agreement between GE Capital Life and Capital Brokerage
           Corporation. Previously filed on May 13, 1998 with Pre-Effective
           Amendment No. 1 to Form N-4 for GE Capital Life Separate Account II,
           Registration No. 333-39955.

 (3)(i)    Dealer Sales Agreement. Previously filed on May 13, 1998 with
           Pre-Effective Amendment No. 1 to Form N-4 for GE Capital Life
           Separate Account II, Registration No. 333-39955.

 (4)(i)    Form of Policy NY1155 4/00. Previously filed on November 2, 2001 with
           Post-Effective Amendment No. 3 to Form N-4 for GE Capital Life
           Separate Account II, Registration No. 333-47016.

 (4)(ii)   Endorsements to Policy.

    (a)    Guarantee Account Rider NY4066. Previously filed on September 10,
           1997 with initial filing to Form N-4 for GE Capital Life Separate
           Account II, Registration No. 333-39955.

    (a)(i) Guarantee Account Endorsement NY5265 6/03. Previously filed on August
           27, 2003 with Post-Effective Amendment No. 10 to Form N-4 for GE
           Capital Life Separate Account II, Registration No. 333-47016.

    (b) Trust Endorsement NY5066. Previously filed on September 10, 1997 with initial filing to Form N-4 for GE Capital Life Separate Account II,
           Registration No. 333-39955.

    (c)    Pension Endorsement NY5067. Previously filed on May 13, 1998 with
           Pre-Effective Amendment No. 1 to Form N-4 for GE Capital Life
           Separate Account II, Registration No. 333-39955.

    (d) Individual Retirement Annuity Endorsement NY5069. Previously filed on
        May 13, 1998 with Pre-Effective Amendment No. 1 to Form N-4 for GE
        Capital Life Separate Account II, Registration No. 333-39955.

    (e) 403(b) Annuity Endorsement NY5070. Previously filed on May 13, 1998 with Pre-Effective Amendment No. 1 to Form N-4 for GE Capital Life
        Separate Account II, Registration No. 333-39955.

    (f) Optional Death Benefit Rider NY5071. Previously filed on March 1,
        2000 with Post-Effective Amendment No. 3 to Form N-4 for GE Capital
        Life Separate Account II, Registration No. 333-39955.

    (g) Roth IRA Annuity Endorsement NY5134. Previously filed on November 2,
        2001 with Post-Effective Amendment No. 3 to Form N-4 for GE Capital
        Life Separate Account II, Registration No. 333-47016.

    (h) Death Benefit available at Death of Any Annuitant Endorsement
        NY5155 12/00. Previously filed on September 13, 2002 with
        Post-Effective Amendment No. 7 to Form N-4 for GE Capital Life
        Separate Account II, Registration No. 333-47016.

    (i) Enhanced Payment Rider NY5136 11/00. Previously filed on September
        13, 2002 with Post-Effective Amendment No. 7 to Form N-4 for GE
        Capital Life Separate Account II, Registration No. 333-47016.

    (j) Payment Protection Rider. Previously filed on May 17, 2005 with
        Post-Effective Amendment No. 20 to Form N-4 for GE Capital Life
        Separate Account II, Registration No. 333-47016.

    (k) Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously filed on September 1, 2006 with Post-Effective Amendment No. 25 to
        Form N-4 for Genworth Life of New York VA Separate Account 1,
        Registration No. 333-47016.

    (l) Payment Protection Variable Annuity Rider. Previously filed on
        October 20, 2006 with Post-Effective Amendment No. 26 to Form N-4 for
        Genworth Life of New York VA Separate Account 1, Registration No.
        333-47016.

    (m) Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously filed on April 25, 2007 with Post-Effective Amendment No. 28 to Form
        N-4 for Genworth Life of New York VA Separate Account 1, Registration
        No. 333-47016.

    (n) Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously filed on November 27, 2007 with Post-Effective Amendment No. 30 to
        Form N-4 for Genworth Life of New York VA Separate Account 1,
        Registration No. 333-47016.

    (o) Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously filed on August 26, 2008 with Post-Effective Amendment No. 32 to Form
        N-4 for Genworth Life of New York VA Separate Account 1, Registration
        No. 333-47016.

 (5)    Form of Application. Previously filed on October 20, 2006 with
        Post-Effective Amendment No. 26 to Form N-4 for Genworth Life of New
        York VA Separate Account 1, Registration No. 333-47016.

 (6)(a) Amended and Restated Articles of Incorporation of Genworth Life
        Insurance Company of New York. Previously filed on January 3, 2006 with Post-Effective Amendment No. 22 to Form N-4 for Genworth Life of
        New York VA Separate Account 1, Registration No. 333-47016.

 (6)(b) By-Laws of Genworth Life Insurance Company of New York. Previously filed on January 3, 2006 with Post-Effective Amendment No. 22 to
        Form N-4 for Genworth Life of New York VA Separate Account 1,
        Registration No. 333-47016.

 (7)    Reinsurance Agreement. Previously filed on April 30, 2004 with Post
        Effective Amendment No. 16 to Form N-4 for GE Capital Life Separate
        Account II, Registration No. 333-47016.

 (8)(a) Fund Participation Agreement between J.P. Morgan Series Trust II and
        GE Capital Life Assurance Company of New York. Previously filed on
        April 28, 2005 with Post-Effective Amendment No. 19 to Form N-4 for
        GE Capital Life Separate Account II, Registration No. 333-97085.

 (8)(a)(i) Amendment to Fund Participation Agreement between Genworth Life
           Insurance Company of New York and JP Morgan Series Trust II.
           Previously filed on April 25, 2007 with Post-Effective Amendment
           No. 28 to Form N-4 for Genworth Life of New York VA Separate Account
           1, Registration No. 333-47016.

 (8)(b) Fund Participation Agreement between Genworth Life Insurance Company of New York and Federated Insurance Series. Previously filed on
           April 25, 2007 with Post-Effective Amendment No. 28 to Form N-4 for
           Genworth Life of New York VA Separate Account 1, Registration
           No. 333-47016.

 (8)(c)    Participation Agreement between GE Investments Funds, Inc. and
           Genworth Life Insurance Company of New York. Previously filed on
           September 1, 2006 with Post-Effective Amendment No. 25 to Form N-4 for Genworth Life of New York VA Separate Account 1, Registration No.
           333-47016.

 (8)(d)    Fund Participation Agreement between Janus Aspen Series and GE
           Capital Life Assurance Company of New York. Previously filed on April
           28, 2005 with Post-Effective Amendment No. 19 to Form N-4 for GE
           Capital Life Separate Account II, Registration No. 333-97085.

 (8)(e)    Form of Participation Agreement regarding Oppenheimer Variable
           Account Funds. Previously filed on May 1, 2002 with Post-Effective
           Amendment 5 to Form N-4 for GE Capital Life Separate Account II,
           Registration No. 333-47016.

 (8)(f)    [Reserved.]

 (8)(g)    Amended and Restated Fund Participation Agreement among Variable
           Insurance Products Funds, Fidelity Distributors Corporation and
           Genworth Life Insurance Company of New York. Previously filed on
           April 29, 2008 with Post-Effective Amendment No. 31 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-47016.

 (8)(g)(i) First Amendment to Amended and Restated Fund Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors
           Corporation and Genworth Life Insurance Company of New York.
           Previously filed on April 29, 2008 with Post-Effective Amendment
           No. 31 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 333-47016.

 (8)(h)    Form of Participation Agreement regarding Goldman Sachs Variable
           Insurance Trust. Previously filed on April 28, 2005 with
           Post-Effective Amendment No. 19 to Form N-4 for GE Capital Life
           Separate Account II, Registration No. 333-97085.

 (8)(i) Fund Participation Agreement between Genworth Life Insurance Company of New York and Legg Mason Partners Variable Equity Trust. Previously filed on April 25, 2007 with Post-Effective Amendment No. 28 to Form
           N-4 for Genworth Life of New York VA Separate Account 1, Registration
           No. 333-47016.

 (8)(j) Form of Participation Agreement between AIM Variable Insurance Series and GE Capital Life Assurance Company of New York. Previously filed on April 28, 2005 with Post-Effective Amendment No. 19 to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-97085.

 (8)(j)(i) Amendment to Fund Participation Agreement between Genworth Life
           Insurance Company of New York and AIM Variable Insurance Funds.
           Previously filed on April 25, 2007 with Post-Effective Amendment
           No. 28 to Form N-4 for Genworth Life of New York VA Separate Account
           1, Registration No. 333-47016.

 (8)(k)    Form of Participation Agreement between Alliance Variable Series and
           GE Capital Life Assurance Company of New York. Previously filed on
           April 28, 2005 with Post-Effective Amendment No. 19 to Form N-4 for
           GE Capital Life Separate Account II, Registration No. 333-97085.

 (8)(k)(i) Amendment to Fund Participation Agreement between Genworth Life
           Insurance Company of New York and AllianceBernstein Variable Products
           Series Fund, Inc. Previously filed on April 25, 2007 with
           Post-Effective Amendment No. 28 to Form N-4 for Genworth Life of New
           York VA Separate Account 1, Registration No. 333-47016.

 (8)(l) Fund Participation Agreement between Genworth Life Insurance Company of New York and Dreyfus. Previously filed on April 25, 2007 with
           Post-Effective Amendment No. 28 to Form N-4 for Genworth Life of New
           York VA Separate Account 1, Registration No. 333-47016.

 (8)(m) Form of Participation Agreement between MFS Variable Insurance Trust and GE Capital Life Assurance Company of New York. Previously filed on April 28, 2005 with Post-Effective Amendment No. 19 to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-97085.

 (8)(m)(i) Amendment to Fund Participation Agreement between Genworth Life
           Insurance Company of New York and MFS Variable Insurance Trust.
           Previously filed on April 25, 2007 with Post-Effective Amendment
           No. 28 to Form N-4 for Genworth Life of New York VA Separate Account
           1, Registration No. 333-47016.

 (8)(n)    Form of Participation Agreement between PIMCO Variable Insurance
           Trust and GE Capital Life Assurance Company of New York. Previously filed on April 28, 2005 with Post-Effective Amendment No. 19 to Form
           N-4 for GE Capital Life Separate Account II, Registration
           No. 333-97085.

 (8)(n)(i) Fund Participation Agreement between Genworth Life Insurance Company of New York and PIMCO Variable Insurance Trust. Previously filed on
           April 25, 2007 with Post-Effective Amendment No. 28 to Form N-4 for
           Genworth Life of New York VA Separate Account 1, Registration
           No. 333-47016.

 (8)(o)    Form of Participation Agreement between Rydex Variable Trust and GE
           Capital Life Assurance Company of New York. Previously filed on April
           28, 2005 with Post-Effective Amendment No. 19 to Form N-4 for GE
           Capital Life Separate Account II, Registration No. 333-97085.

 (8)(p)    [Reserved.]

 (8)(q)    Form of Participation Agreement between Merrill Lynch Variable Series
           Funds, Inc. and GE Capital Life Assurance Company of New York.
           Previously filed on April 28, 2005 with Post-Effective Amendment No.
           19 to Form N-4 for GE Capital Life Separate Account II, Registration
           No. 333-97085.

 (8)(q)(i) First Amendment to the Participation Agreement between BlackRock
           Variable Series Funds, Inc., BlackRock Distributors, Inc. and
           Genworth Life Insurance Company of New York. Previously filed on
           April 29, 2008 with Post-Effective Amendment No. 31 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-47016.

 (8)(r) Fund Participation Agreement between Evergreen Variable Annuity Trust and GE Capital Life Assurance Company of New York. Previously filed on November 5, 2004 with Post-Effective Amendment No. 18 to Form N-4 for GE Capital Life Separate Account II, SEC File No. 333-47016.

 (8)(s)    Form of Fund Participation Agreement between American Century
           Investment Services, Inc. and GE Capital Life Assurance Company of
           New York regarding American Century Variable Portfolios II, Inc.
           Previously filed on April 28, 2005 with Post-Effective Amendment No.
           19 to Form N-4 for GE Capital Life Separate Account II, Registration
           No. 333-97085.

 (8)(t)    Fund Participation Agreement between Eaton Vance Variable Trust and
           GE Capital Life Assurance Company of New York. Previously filed on
           April 28, 2005 with Post-Effective Amendment No. 19 to Form N-4 for
           GE Capital Life Separate Account II, Registration No. 333-97085.

 (8)(t)(i) Amendment to Fund Participation Agreement between Genworth Life
           Insurance Company of New York and Eaton Vance Variable Trust.
           Previously filed on April 25, 2007 with Post-Effective Amendment
           No. 28 to Form N-4 for Genworth Life of New York VA Separate Account
           1, Registration No. 333-47016.

 (8)(u)    Amended and Restated Fund Participation Agreement between Franklin
           Templeton Variable Insurance Products Trust, Franklin/Templeton
           Distributors, Inc., Genworth Life Insurance Company of New York and
           Capital Brokerage Corporation. Previously filed on September 1, 2006 with Post-Effective Amendment No. 25 to Form N-4 for Genworth Life of
           New York VA Separate Account 1, Registration No. 333-47016.

 (8)(v) Fund Participation Agreement between Nations Separate Account Trust and GE Capital Life Assurance Company of New York. Previously filed on April 28, 2005 with Post-Effective Amendment No. 19 to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-97085.

 (8)(w)    Fund Participation Agreement between The Prudential Series Fund, Inc.
           and Genworth Life Insurance Company of New York. Previously filed on
           April 25, 2007 with Post-Effective Amendment No. 28 to Form N-4 for
           Genworth Life of New York VA Separate Account 1, Registration
           No. 333-47016.

 (8)(x)    Fund Participation Agreement between Scudder Variable Series II and
           GE Capital Life Assurance Company of New York. Previously filed on
           April 28, 2005 with Post-Effective Amendment No. 19 to Form N-4 for
           GE Capital Life Separate Account II, Registration No. 333-97085.

 (8)(x)(i) Fund Participation Agreement between Genworth Life Insurance Company of New York and DWS Variable Series II. Previously filed on April 25,
           2007 with Post-Effective Amendment No. 28 to Form N-4 for Genworth
           Life of New York VA Separate Account 1, Registration No. 333-47016.

 (8)(y) Fund Participation Agreement between Van Kampen Life Investment Trust and Genworth Life Insurance Company of New York. Previously filed on
           April 25, 2007 with Post-Effective Amendment No. 28 to Form N-4 for
           Genworth Life of New York VA Separate Account 1, Registration
           No. 333-47016.

 (8)(z)    Fund Participation Agreement between American Century Investment
           Services, Inc. and GE Capital Life Assurance Company of New York regarding American Century Variable Portfolios, Inc. Previously filed on April 28, 2005 with Post-Effective Amendment No. 19 to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-97085.

 (8)(aa)   Fund Participation Agreement between JPMorgan Insurance Trust and
           Genworth Life Insurance Company of New York. Previously filed on
           April 24, 2006 with Post Effective Amendment No. 24 to Form N-4 for
           Genworth Life of New York VA Separate Account 1, Registration No.
           333-47016.

 (8)(bb) Fund Participation Agreement between Genworth Life Insurance Company of New York and The Universal Institutional Funds, Inc. Previously filed on April 25, 2007 with Post-Effective Amendment No. 28 to Form
           N-4 for Genworth Life of New York VA Separate Account 1, Registration
           No. 333-47016.

 (9)       Opinion and Consent of Heather C. Harker, Counsel for Genworth Life
           Insurance Company of New York. Previously filed on April 29, 2008 with Post-Effective Amendment No. 31 to Form N-4 for Genworth Life &
           Annuity VA Separate Account 1, Registration No. 333-47016.

(10) Consent of Independent Registered Public Account Firm. Previously filed on April 29, 2008 with Post-Effective Amendment No. 31 to Form
           N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-47016.

(11)       Not Applicable.

(12)       Not Applicable.

(13)       Power of Attorney. Previously filed on April 29, 2008 with
           Post-Effective Amendment No. 31 to Form N-4 for Genworth Life of New
           York VA Separate Account 1, Registration No. 333-47016.

(14)       Power of Attorney for Kelly L. Groh. Previously filed on August 26,
           2008 with Post-Effective Amendment No. 32 to Form N-4 for Genworth
           Life of New York VA Separate Account 1, Registration No. 333-47016.

Item 25.  Directors and Officers of the Depositor

       Name                     Address                        Position with Company
       ----                      -------                        ---------------------
David J. Sloane..... 666 Third Avenue, 9th Floor     Director, Chairperson of the Board,
                     New York, New York 10017        President and Chief Executive Officer
James D. Atkins..... 700 Main Street                 Director and Senior Vice President
                     Lynchburg, Virginia 24504
Marshal S. Belkin... 345 Kear Street                 Director
                     Yorktown Heights,
                     New York 10598
Ward E. Bobitz...... 6620 West Broad Street          Director, Vice President and Assistant
                     Richmond, Virginia 23230        Secretary
Richard I. Byer..... 11 Westwind Road                Director
                     Yonkers, NY 10710
Paul A. Haley....... 6610 West Broad Street          Director, Senior Vice President and Chief
                     Richmond, Virginia 23230        Actuary
Jerry S. Handler.... 151 West 40th Street            Director
                     New York, New York 10018
Isidore Sapir....... 449 Golden River Drive          Director
                     Golden Lakes Village
                     West Palm Beach, Florida 33411
Pamela S. Schutz.... 6610 West Broad Street          Director and Executive Vice President
                     Richmond, Virginia 23230
Geoffrey S. Stiff... 6610 West Broad Street          Director and Senior Vice President
                     Richmond, Virginia 23230
Thomas M. Stinson... 6630 West Broad Street          Director and President, Long Term Care
                     Richmond, Virginia 23230        Division
Robert A. Straniere. 300 East 57th Street            Director
                     New York, New York 10022
Terrence O. Jones... 7 Times Square Tower            Director
                     Suite 1906
                     New York, New York 10036
Kelly L. Groh....... 6610 West Broad Street          Director, Senior Vice President and Chief
                     Richmond, Virginia 23230        Financial Officer
Brian J. Mason...... 6610 West Broad Street          Vice President and Chief Compliance
                     Richmond, Virginia 23230        Officer
Thomas E. Duffy..... 6610 West Broad Street          Senior Vice President, General Counsel and
                     Richmond, Virginia 23230        Secretary
Mark W. Griffin..... 3003 Summer Street              Senior Vice President and Chief Investment
                     Stamford, Connecticut 06904     Officer
John Connolly....... 6620 West Broad Street          Senior Vice President, Long Term Care
                     Richmond, Virginia 23230        Division
Elena K. Edwards.... 700 Main Street                 Senior Vice President
                     Lynchburg, Virginia 24504
William C. Goings,   700 Main Street                 Senior Vice President
  II................ Lynchburg, Virginia 24504
Christopher J. Grady 6610 West Broad Street          Senior Vice President
                     Richmond, Virginia 23230
Patrick B. Kelleher. 6620 West Broad Street          Senior Vice President
                     Richmond, Virginia 23230
Scott J. McKay...... 6620 West Broad Street          Senior Vice President
                     Richmond, Virginia 23230

       Name                   Address                  Position with Company
       ----                   -------                   ---------------------
Victor C. Moses..... 601 Union Street           Senior Vice President
                     Suite 2200
                     Seattle, Washington 98101
Leon E. Roday....... 6620 West Broad Street     Senior Vice President
                     Richmond, Virginia 23230
James H. Reinhart... 6610 West Broad Street     Senior Vice President
                     Richmond, Virginia 23230
Heather C. Harker... 6610 West Broad Street     Vice President and Associate General
                     Richmond, Virginia 23230   Counsel
Jac J. Amerell...... 6610 West Broad Street     Vice President and Controller
                     Richmond, Virginia 23230
Gary T. Prizzia..... 6620 West Broad Street     Treasurer
                     Richmond, Virginia 23230
Matthew P. Sharpe... 6610 West Broad Street     Vice President
                     Richmond, Virginia 23230

Item 26. Persons Controlled by or Under Common Control With the Depositor or Registrant

                                  [FLOW CHART]



Item 27.  Number of Contract Owners

   There were 2,911 owners of Qualified Contracts and 2,246 owners of Non-Qualified Contracts as of February 20, 2008.

Item 28.  Indemnification

   (a) Article VII of the By-Laws of Genworth Life Insurance Company of New York provides that:

      1. To the fullest extent allowed under New York Law, including New York Business Corporation Law, the Company shall indemnify each director, officer and employee of this Company who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative, or investigative (other than an action by or in the right of the Company) by reason of the fact that he is or was a director, officer or employee of the Company, or is or was serving at the request of the Company as a director, officer or employee of another company, partnership, joint venture, trust, employee benefit plan or other enterprise, against reasonable expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in the best interest of the Company, and with respect to any criminal action, had no reasonable cause to believe his conduct unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere, shall not of itself create a presumption that the person did not act in good faith, or in a manner opposed to the best interests of the Company, and, with respect to any criminal action or proceeding, had any reasonable cause to believe his conduct unlawful.

      2. To the fullest extent allowed under New York Law, including New York Business Corporation law, the Company shall indemnify each director, officer or employee of the Company who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Company to procure a judgment in its favor by reason of the fact that he is or was a director, officer or employee of the Company, or is or was serving at the request of the Company as a director, officer or employee of another company, partnership, joint venture, trust, employee benefit plan or other enterprise, against reasonable expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith for a purpose which he reasonably believed to be in the best interests of the Company.

      3. Notice to the Superintendent of Insurance for the State of New York of any payment of indemnification, advancement or allowance under Subsections 1 and 2 above shall be made at least thirty (30) days prior thereto in accordance with the requirements of Section 1216 of New York Insurance Law.

      4. For the purposes of this section, the Company shall be deemed to have requested a person to serve an employee benefit plan where the performance by such person of his duties to the Company also imposes duties on, or-otherwise involves services by, such person to the plan or participants or beneficiaries of the plan; excise taxes assessed on a person with respect to an employee benefit plan pursuant to applicable law shall be considered fines; and action taken or omitted by a person with respect to an employee benefit plan in the performance of such person's duties for a purpose reasonably believed by such person to be in the interests of the participants and beneficiaries of the plan shall be deemed to be for a purpose which is not opposed to the best interests of the Company.

      5. Any indemnification under Subsections 1 and 2 (unless ordered by a court) shall be made by the Company only as authorized in the specific case upon a determination that indemnification of the director, officer or employee is proper in the circumstances because he has met the applicable standard of conduct set forth in Subsections 1 and 2. Such determination shall be made:

          a. by the Board of Directors of the Company by a majority vote of a quorum consisting of the directors who were not parties to such action, suit or proceeding; or

          b. if such quorum is not obtainable, or even if obtainable, a quorum of disinterested directors so directs, (1) by the Board upon the opinion of independent legal counsel in a written opinion; or, (2) by the Stockholders of the Company.

      6. Expenses (including attorney's fees) incurred in defending an action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative, may be paid by the Company in advance of the final disposition of such action, suit, or proceeding as authorized in the manner provided in Subsection 3 upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount to the Company in case the person receiving the advancement or allowance is ultimately found not to be entitled to indemnification, or when indemnification is granted to the extent such advances exceed the indemnification to which he is entitled.

      7. The Company shall have the power to the fullest extent allowed under New York Law, including New York Business Corporation law, to indemnify any person referred to in this Section.

      8. Every reference herein to director, officer or employee shall include every director, officer or employee, or former director, officer or employee of the Company and its subsidiaries and shall enure to the benefit of the heirs, executors and administrators of such person.

      9. The foregoing rights and indemnification shall not be exclusive of any other rights and indemnifications to which the directors, officers and employees of the Company may be entitled according to law.

      10. Provisions of Article VII as set forth above shall constitute a contract between the Company and the directors.

   Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provision, or otherwise under circumstances where the burden of proof set forth in Section 11(b) of the Act has not been sustained, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.

                                    *  *  *

Item 29.  Principal Underwriter

   (a) Capital Brokerage Corporation is the principal underwriter of the contracts as defined in the Investment Company Act of 1940, and is also the principal underwriter for flexible premium variable annuity contracts and flexible premium single life and joint and last survivor variable life insurance policies issued through Genworth Life of New York VA Separate Account 1, Genworth Life of New York VA Separate Account 2 and Genworth Life of New York VL Separate Account 1.

   (b)

       Name               Address        Positions and Offices with Underwriter
       ----                -------        --------------------------------------
Christopher J. Grady 6610 W. Broad St.   Director, President and Chief Executive
                     Richmond, VA 23230  Officer
Geoffrey S. Stiff... 6610 W. Broad St.   Director and Senior Vice President
                     Richmond, VA 23230
John G. Apostle..... 6620 W. Broad St.   Director
                     Richmond, VA 23230
Patrick B. Kelleher. 6610 W. Broad St.   Senior Vice President
                     Richmond, VA 23230
Victor C. Moses..... 601 Union Street,   Senior Vice President
                     Suite 2200
                     Seattle, WA 98101
Edward J. Wiles, Jr. 3001 Summer St.,    Senior Vice President
                     2nd Floor
                     Stamford, CT 06905

       Name                  Address             Positions and Offices with Underwriter
       ----                   -------            --------------------------------------
Scott E. Wolfe...... 6620 W. Broad Street      Senior Vice President and Chief Compliance
                     Richmond, VA 23230        Officer
Kelly L. Groh....... 6610 W. Broad Street      Chief Financial Officer
                     Richmond, Virginia 23230
James H. Reinhart... 6610 W. Broad St.         Vice President
                     Richmond, VA 23230
Michele L. Trampe... 6610 W. Broad St.         Vice President and Controller
                     Richmond, VA 23230
Gary T. Prizzia..... 6620 W. Broad Street      Treasurer
                     Richmond, VA 23230
Gabor Molnar........ 6610 W. Broad St.         Financial & Operations Principal
                     Richmond, VA 23230

   (c)

                                     (2)
            (1)                Net Underwriting       (3)           (4)
          Name of               Discounts and   Compensation on  Brokerage      (5)
    Principal Underwriter        Commissions      Redemption    Commissions Compensation
    ---------------------      ---------------- --------------- ----------- ------------
Capital Brokerage Corporation.  Not Applicable  Not Applicable     10.0%    $17.9 million

Item 30.  Location of Accounts and Records

   All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by Genworth Life Insurance Company of New York at its Service Center at 6610 West Broad Street, Richmond, Virginia 23230.

Item 31.  Management Services

   Not applicable.

Item 32.  Undertakings

   (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Genworth Life Insurance Company of New York at the address or phone number listed in the Prospectus.

  STATEMENT PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940

   Genworth Life Insurance Company of New York hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Genworth Life Insurance Company of New York.

  SECTION 403(b) OF THE INTERNAL REVENUE REPRESENTATIONS

   Genworth Life Insurance Company of New York represents that in connection with its offering of contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                  SIGNATURES


   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the County of Henrico, and Commonwealth of Virginia, on the 29th day of August, 2008.


                                   GENWORTH LIFE OF NEW YORK VA SEPARATE
                                     ACCOUNT 1
                                   (Registrant)

                                   By:          /s/  MATTHEW P. SHARPE
                                        -------------------------------------
                                                   Matthew P. Sharpe
                                                    Vice President

                                   BY: GENWORTH LIFE INSURANCE COMPANY OF
                                         NEW YORK
                                       (Depositor)

                                   By:          /S/  MATTHEW P. SHARPE
                                        -------------------------------------
                                                   Matthew P. Sharpe
                                                    Vice President

   Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


       Signature                         Title                       Date
       ---------                         -----                        ----

 /S/  DAVID J. SLOANE*   Director, Chairperson of the Board,    August 29, 2008
------------------------   President and Chief Executive
    David J. Sloane        Officer

 /S/  JAMES D. ATKINS*   Director and Senior Vice President     August 29, 2008
------------------------
    James D. Atkins

/S/  MARSHAL S. BELKIN*  Director                               August 29, 2008
------------------------
   Marshal S. Belkin

 /S/  WARD E. BOBITZ*    Director, Vice President and           August 29, 2008
------------------------   Assistant Secretary
    Ward E. Bobitz

 /S/  RICHARD I. BYER*   Director                               August 29, 2008
------------------------
    Richard I. Byer

  /S/  PAUL A. HALEY*    Director, Senior Vice President and    August 29, 2008
------------------------   Chief Actuary
     Paul A. Haley

/S/  JERRY S. HANDLER*   Director                               August 29, 2008
------------------------
   Jerry S. Handler

  /S/  ISIDORE SAPIR*    Director                               August 29, 2008
------------------------
     Isidore Sapir

           Signature                      Title                   Date
           ---------                      -----                    ----

    /S/  PAMELA S. SCHUTZ*    Director and Executive Vice    August 29, 2008
   --------------------------   President
       Pamela S. Schutz

    /S/  GEOFFREY S. STIFF*   Director and Senior Vice       August 29, 2008
   --------------------------   President
       Geoffrey S. Stiff

    /S/  THOMAS M. STINSON*   Director and President, Long   August 29, 2008
   --------------------------   Term Care Division
       Thomas M. Stinson

   /S/  ROBERT A. STRANIERE*  Director                       August 29, 2008
   --------------------------
      Robert A. Straniere

    /S/  TERRENCE O. JONES*   Director                       August 29, 2008
   --------------------------
       Terrence O. Jones

      /S/  KELLY L. GROH*     Director, Senior Vice          August 29, 2008
   --------------------------   President and Chief
         Kelly L. Groh          Financial Officer

     /S/  JAC J. AMERELL*     Vice President and Controller  August 29, 2008
   --------------------------
        Jac J. Amerell



*By:  /S/  MATTHEW P. SHARPE  , pursuant to Power of         August 29, 2008
      ----------------------    Attorney executed on March
        Matthew P. Sharpe       31, 2008 and on August 15,
                                2008.